Bank Borrowings (Details) - Schedule of various loan agreements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of various loan agreements [Abstract]
Beginning balance					$ 11,922	$ 66,267
Proceeds from bank borrowings			$ 26,603	$ 9,473	17,308	17,735	$ 62,432
Repayments of principal during the year			(12,265)	(11,894)	(17,815)	(71,674)
Exchange difference	(144)	$ 22	(64)	$ (89)	769	(406)
Ending balance					12,184	11,922
Including:
Current	16,572		16,572		12,184	11,922
Total	$ 26,458		$ 26,458		$ 12,184	$ 11,922